Exhibit 99.1

World Omni Auto Receivables Trust 2023-A

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	911,191,263.74	43,171
Yield Supplement Overcollateralization Amount 03/31/23	95,023,071.35	0
Receivables Balance 03/31/23	1,006,214,335.09	43,171
Principal Payments	32,869,123.50	909
Defaulted Receivables	414,001.01	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	90,785,413.07	0
Pool Balance at 04/30/23	882,145,797.51	42,247

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.12%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	5,148,565.77	230
Past Due 61-90 days	1,025,416.04	47
Past Due 91-120 days	160,258.06	7
Past Due 121+ days	0.00	0
Total	6,334,239.87	284

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	326,010.32
Aggregate Net Losses/(Gains) - April 2023	87,990.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.10%
Prior Net Losses/(Gains) Ratio	0.08%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	7,939,312.18
Actual Overcollateralization	7,939,312.18
Weighted Average Contract Rate	5.63%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	57.64

Flow of Funds	$ Amount
Collections	37,747,545.17
Investment Earnings on Cash Accounts	25,287.72
Servicing Fee	(838,511.95)
Transfer to Collection Account	-
Available Funds	36,934,320.94

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,487,120.93
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	5,724,744.86
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,939,312.18
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,470,656.89

Total Distributions of Available Funds	36,934,320.94

Servicing Fee	838,511.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	902,990,542.37
Principal Paid	28,784,057.04
Note Balance @ 05/15/23	874,206,485.33

Class A-1
Note Balance @ 04/17/23	111,910,542.37
Principal Paid	28,784,057.04
Note Balance @ 05/15/23	83,126,485.33
Note Factor @ 05/15/23	38.3867399%

Class A-2a
Note Balance @ 04/17/23	258,240,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	258,240,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-2b
Note Balance @ 04/17/23	110,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	110,000,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-3
Note Balance @ 04/17/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	279,880,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Note Balance @ 04/17/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	97,610,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	30,230,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	15,120,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,679,607.01
Total Principal Paid	28,784,057.04
Total Paid	32,463,664.05

Class A-1
Coupon	4.86700%
Interest Paid	423,631.14
Principal Paid	28,784,057.04
Total Paid to A-1 Holders	29,207,688.18

Class A-2a
Coupon	5.18000%
Interest Paid	1,114,736.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,114,736.00

Class A-2b
SOFR Rate	4.75008%
Coupon	5.18008%
Interest Paid	443,184.62
Principal Paid	0.00
Total Paid to A-2b Holders	443,184.62

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6517442
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.5660977
Total Distribution Amount	32.2178419

A-1 Interest Distribution Amount	1.9562740
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	132.9210669
Total A-1 Distribution Amount	134.8773409

A-2a Interest Distribution Amount	4.3166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3166667

A-2b Interest Distribution Amount	4.0289511
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.0289511

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	198.89
Noteholders' Third Priority Principal Distributable Amount	525.29
Noteholders' Principal Distributable Amount	275.82

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	5,038,175.22
Investment Earnings	19,487.30
Investment Earnings Paid	(19,487.30)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,371,115.22	593,698.01	653,979.47
Number of Extensions	66	44	44
Ratio of extensions to Beginning of Period Receivables Balance	0.14%	0.06%	0.06%